Operations (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of divestments [Line Items]
Adjusted statement of profit and loss
Adjusted consolidated statement of profit or loss

June 30, 2017
Profit for the period, as previously reported	134,540
a) Operation Descarte - Payments to Suppliers

i. Corresponding adjustment to amortization expenses on written-off property, plant and equipment above	(577)

ii. Tax impacts identified during the investigation	(28,654)
General and administrative expenses	(14,300)
Other operating expenses, net	(6,226)
Finance expenses	(8,128)
Net effects arising from the restatement of previously disclosed balances	(29,231)
Adjusted profit for the period	105,309

Dona Juana [Member]
Disclosure of divestments [Line Items]
Selling price installments
Another 2 payments were received in 2017:

	Amount in US$	Amount in R$
Payment received on March 10, 2016 (Rate of 3.2591)	541	1,761
Payment received on June 17, 2016 (Rate of 3.2591)	370	1,204
Payment received on November 11, 2016 (Rate of 3.2591)	320	1,043
Payment received on December 12, 2016 (Rate of 3.2591)	567	1,848
Payment received on July 19, 2017 (Rate of 3.1533)	98	310
Payment received on July 20, 2017 (Rate of 3.1402)	13	41
Total received by the Company through final settlement of accounts	1,909	6,207